SHAREHOLDERS' EQUITY (Details)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 15, 2016 shares	May 31, 2017	Mar. 31, 2017 shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 30, 2014 shares	Nov. 02, 2007 shares
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized				150,000,000	150,000,000		150,000,000		150,000,000	150,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Voting Rights							Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.		Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.
Stock Issued During Period, Shares, New Issues							592,646
Stock Issued During Period, Shares, Share-based Compensation, Gross							10,000		132,248
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $							$ 12,800		$ 238,000
Stock Issued During Period, Shares, Issued for Services				15,846			15,000			19,750
Stock Issued During Period, Value, Issued for Services (in Dollars) | $				$ 30,000			$ 23,400		$ 286,575	$ 197,500
Stock Issued During Period, Shares, Other							50,000
Stock Issued During Period, Value, Other (in Dollars) | $										$ 780,600
Stock Issued for Deferred Offering Cost, Shares							16,000
Stock Issued During Period, Shares, Purchase of Assets							54,254
Stock Issued During Period, Value, Purchase of Assets (in Dollars) | $							$ 86,806
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				75,000	75,000		75,000		75,000	75,000	90,000	90,000
Common Stock Issued for Deferred Offering Cost (in Dollars) | $							$ 240,900	$ 0	$ 0	$ 0
Share-based Compensation (in Dollars) | $					$ 113,169	$ 0	324,669	0	$ 286,575	$ 197,500
Shares, Issued				3,976,410					3,976,410	146,950
Stock Issued During Period, Shares, Acquisitions	2,474,850
Stock Issued During Period, Value, New Issues (in Dollars) | $									$ 65,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares				$ 0.50					$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									15,000	0
Debt Conversion, Converted Instrument, Shares Issued									1,200,000
Debt Conversion, Original Debt, Amount (in Dollars) | $							0	$ 0	$ 600,000	$ 0
Common Stock, Capital Shares Reserved for Future Issuance													1,000,000
Class of Warrant or Right, Outstanding				0					0	1,000,000	1,326,250
Class of Warrant or Rights, Weighted Average Exercise Price of Warrants or Rights, Outstanding (in Dollars per share) | $ / shares				$ 0					$ 0	$ 3.00	$ 2.64
Equity Purchase Agreements [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Equity Purchase Agreement, Maximum (in Dollars) | $							$ 5,000,000
Equity Purchase Agreement, Term							24 months
Common Stock Discount Rate							10.00%
Shares Issued for Services #1 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services							17,646		6,466
Stock Issued During Period, Value, Issued for Services (in Dollars) | $							$ 30,000		$ 14,955
Shares Issued for Services #2 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services							50,000		2,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $							$ 82,500		$ 3,620
Shares Issued for Cash [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues										127,200
Stock Issued During Period, Value, New Issues (in Dollars) | $										$ 780,600
Expire November 2, 2017 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				10,000					10,000
Expire December 31, 2018 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				15,000					15,000
Expire November 6, 2019 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				30,000					30,000
Expire December 23, 2020 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				20,000					20,000
Restricted Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			100,000				10,000
Number of Key Employees							3
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Number of Directors							1
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars) | $							$ 12,800
Share-based Compensation (in Dollars) | $					$ 38,594		$ 63,127
Employee Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares				$ 0.01					$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									15,000
Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									130,000
Stock Issued During Period, Shares, Share-based Compensation, Gross							60,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $							$ 99,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $							$ 82,500
Stock Issued for Deferred Offering Cost, Shares							50,000
Stock Issued During Period, Shares, Purchase of Assets							80,000
Stock Issued During Period, Value, Purchase of Assets (in Dollars) | $							$ 128,000
Common Stock Issued for Deferred Offering Cost (in Dollars) | $							$ 56,100
Number of Directors		1							4	3
Stock Issued During Period, Value, New Issues (in Dollars) | $									$ 65,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares				0.50					$ 0.50
Chief Executive Officer [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other							100,000
Stock Issued During Period, Value, Other (in Dollars) | $							$ 182,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares				$ 0.50					$ 0.50
Debt Conversion, Converted Instrument, Shares Issued									1,200,000
2016 Services [Member] | Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross							10,000
2017 Services [Member] | Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross							10,000
Non-Cash Offering Costs [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other							110,000
Stock Issued During Period, Value, Other (in Dollars) | $							$ 184,800
Stock Issued for Deferred Offering Cost, Shares							34,000
Non-Cash Offering Costs [Member] | Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares							34,000
Interest Expense [Member] | Chief Executive Officer [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other							100,000
Stock Issued During Period, Value, Other (in Dollars) | $							$ 158,000
Commitment Fee [Member] | Equity Purchase Agreements [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other							110,000